Supplementary Financial Statement Information - Property, Plant and Equipment (Details 5) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Proceeds from AFSG Holdings, Inc. distribution			$ 14.0	$ 0.0	$ 0.0
Charge for facility idling			28.1	0.0	0.0
Property, plant and equipment	$ 6,488.4	$ 6,466.0	6,466.0	6,388.4
Less accumulated depreciation	(4,432.7)	(4,379.5)	(4,379.5)	(4,175.2)
Property, plant and equipment, net	2,055.7	2,086.5	2,086.5	2,213.2
Capitalized interest on capital projects			2.1	2.7	$ 2.7
Asset retirement obligations		6.6	6.6	6.0
Land, land improvements and leaseholds [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment		263.0	263.0	260.7
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment		465.9	465.9	466.7
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment		5,628.2	5,628.2	5,571.0
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment		108.9	108.9	$ 90.0
Ashland Works Hot End [Member]
Property, Plant and Equipment [Line Items]
Charge for facility idling		28.1
Balance at December 31, 2015	22.1
Payments	4.9
Balance at March 31, 2016	17.2	22.1	22.1
Costs For Temporarily Idled Operations	7.3
Ashland Works Hot End [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Restructuring and Related Cost, Expected Cost	2.0	2.0	2.0
Ashland Works Hot End [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Restructuring and Related Cost, Expected Cost	$ 3.0	3.0	$ 3.0
Supplemental Unemployment Benefits [Member] | Ashland Works Hot End [Member]
Property, Plant and Equipment [Line Items]
Charge for facility idling		22.2
Equipment Idling And Other Costs [Member] | Ashland Works Hot End [Member]
Property, Plant and Equipment [Line Items]
Charge for facility idling		$ 5.9